Equity reserves - Schedule of detailed information about stock options (Details) Share in Thousands	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	889	588	315
No. exercisable | Share	277
Weighted average remaining life (years)	2 years 7 months 6 days	3 years 2 months 12 days
Weighted average exercise price	$ 12.78	$ 8.27	$ 9.56
6.70 - 10.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	362
No. exercisable | Share	164
Weighted average remaining life (years)	3 years 2 months 12 days
Weighted average exercise price	$ 6.70
Weighted average grant date share price	6.70
6.70 - 10.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	6.70
6.70 - 10.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 10.00
10.01 - 15.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	300
No. exercisable | Share	0
Weighted average remaining life (years)	1 year 1 month 6 days
Weighted average exercise price	$ 13.87
Weighted average grant date share price	13.87
10.01 - 15.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	10.01
10.01 - 15.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 15.00
15.01 - 20.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	166
No. exercisable | Share	52
Weighted average remaining life (years)	4 years 3 months 18 days
Weighted average exercise price	$ 18.69
Weighted average grant date share price	18.69
15.01 - 20.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	15.01
15.01 - 20.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 20.00
20.01 - 25.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	29
No. exercisable | Share	29
Weighted average remaining life (years)	1 year 7 months 6 days
Weighted average exercise price	$ 24.00
Weighted average grant date share price	24.00
20.01 - 25.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	20.01
20.01 - 25.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 25.00
30.01 - 30.40 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	32
No. exercisable | Share	32
Weighted average remaining life (years)	2 years
Weighted average exercise price	$ 30.40
Weighted average grant date share price	30.40
30.01 - 30.40 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	30.01
30.01 - 30.40 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 30.40